Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
(b) Balance at Beginning of Year	$ 401	$ 509	$ 532
(c) Additions: Charged to Costs and Expenses	324	174	444
(d) Deductions: Uncollectible Accounts Write-Off	257	282	467
(e) Balance at End of Year	468	401	509
Allowance For Uncollectible Customer's Liability - Merchant Card Processing Services
Movement in Valuation Allowances and Reserves [Roll Forward]
(b) Balance at Beginning of Year	1,724	2,318	2,325
(c) Additions: Charged to Costs and Expenses	4,928	8,658	9,484
(d) Deductions: Uncollectible Accounts Write-Off	5,366	9,252	9,491
(e) Balance at End of Year	1,286	1,724	2,318
Reserve for sales allowances-Merchant card processing
Movement in Valuation Allowances and Reserves [Roll Forward]
(b) Balance at Beginning of Year	601	961	873
(c) Additions: Charged to Costs and Expenses	7,974	1,330	2,074
(d) Deductions: Uncollectible Accounts Write-Off	3,646	1,690	1,986
(e) Balance at End of Year	4,929	601	961
Reserve for Operating Losses-Check Guarantee Processing
Movement in Valuation Allowances and Reserves [Roll Forward]
(b) Balance at Beginning of Year	2,998	3,144	3,435
(c) Additions: Charged to Costs and Expenses	9,578	11,916	11,731
(d) Deductions: Uncollectible Accounts Write-Off	9,892	12,062	12,022
(e) Balance at End of Year	2,684	2,998	3,144
Deferred tax asset valuation allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
(b) Balance at Beginning of Year	7,199	28,464	26,090
(c) Additions: Charged to Costs and Expenses	(3,376)	(21,265)	2,374
(d) Deductions: Uncollectible Accounts Write-Off	0	0	0
(e) Balance at End of Year	$ 3,823	$ 7,199	$ 28,464